Schedule of Investments
April 30, 2024 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.54%

Apparel Retailers - 2.84%
Boot Barn Holdings, Inc. (2)	8,795	936,404

Banks - 3.53%
Cadence Bank	15,244	421,801
Home Bancshares, Inc.	31,337	742,060

		1,163,861

Biotechnology - 5.02%
ANI Pharmaceuticals, Inc. (2)	6,425	424,050
Medpace Holdings, Inc. (2)	3,163	1,228,350

		1,652,400

Building Materials: Other - 5.26%
The AZEK Co., Inc. Class A (2)	20,187	921,335
TopBuild Corp. (2)	2,005	811,363

		1,732,698

Computer Services - 4.70%
Endava plc (2)	5,997	173,913
Qualys, Inc. (2)	4,995	818,730
Workiva, Inc. Class A (2)	7,065	556,722

		1,549,365

Cosmetics - 2.02%
e.l.f. Beauty, Inc. (2)	4,085	663,935

Crude Petroleum & Natural Gas - 6.53%
Magnolia Oil & Gas Corp.	27,040	677,893
Permian Resources Corp.	87,990	1,473,833

		2,151,726

Electric Utilities - 1.88%
Excelerate Energy, Inc	36,755	619,689

Electronic Equipment: Gauges and Meters - 1.40%
Mesa Laboratories, Inc.	4,349	461,341

Food Retailers and Wholesalers - 2.01%
Grocery Outlet Holding Corp. (2)	25,485	661,845

Foods - 1.05%
J&J Snack Foods Corp.	2,510	344,598

Footware - 1.57%
Steven Madden, Ltd.	12,785	516,642

Health Care Providers & Services - 2.41%
Chemed Corp.	1,397	793,496

Home Construction - 1.88%
Skyline Champion Corp. (2)	8,256	619,117

Home Improvement Retailers - 2.35%
SiteOne Landscape Supply, Inc. (2)	4,926	772,840

Machinery - 1.57%
Federal Signal Corp.	6,355	516,662

Medical Equipment - 5.43%
LeMaitre Vascular, Inc.	16,266	1,054,037
Repligen Corp. (2)	4,470	733,974

		1,788,011

Medical Supplies - 1.52%
Conmed Corp.	5,255	357,235
Neogen Corp. (2)	11,533	142,202

		499,437

Oil & Gas Field Services, Nec - 3.13%
Aris Water Solutions, Inc. Class A	34,867	489,184
Dril-Quip, Inc. (2)	13,203	240,031
Oceaneering International, Inc. (2)	13,160	301,496

		1,030,711

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.99%
MSA Safety, Inc. (2)	1,805	325,622

Perfumes, Cosmetics & Other Toilet Preparations- 1.29%
Coty, Inc. Class A (2)	37,063	424,001

Professional Business Support Services - 1.98%
WNS Holdings, Ltd. ADR (India) (2)	15,568	652,455

Refuse Systems - 2.75%
Casella Waste Systems, Inc. (2)	10,015	905,356

Restaurants and Bars - 3.91%
Texas Roadhouse, Inc.	8,005	1,287,044

Retail-Grocery Stores - 1.24%
Sprouts Farmers Market, Inc (2)	6,180	408,065

Semiconductors - 0.93%
Silicon Laboratories, Inc. (2)	2,510	304,940

Services - Home Health Care Services - 2.30%
Option Care Health, Inc. (2)	25,330	757,114

Services - Membership Sports & Recreation Clubs - 1.93%
OneSpaWorld Holdings Ltd. (Bahamas) (2)	50,110	637,399

Services - Miscellaneous Equipment Rental and Leasing - 1.24%
WillScot Mobile Mini Holdings Corp. (2)	11,073	409,258

Services Prepackaged Software - 2.30%
Guidewire Software, Inc. (2)	6,865	757,896

Software - 10.20%
AppFolio, Inc. Class A (2)	2,295	520,460
DoubleVerify Holdings, Inc. (2)	16,732	490,248
Model N, Inc. (2)	13,861	410,979
PDF Solutions, Inc. (2)	10,235	307,869
Pegasystems, Inc.	14,256	847,092
Simulations Plus, Inc.	17,313	785,145

		3,361,793

Specialty Chemicals - 1.35%
Quaker Chemical Corp.	2,385	444,874

Specialty Retail - 0.69%
America's Car-Mart, Inc. (2)	3,980	227,815

Specialty Retail - 1.62%
Triumph Financial, Inc. (2)	7,591	534,103

Transaction Processing Services - 2.87%
i3 Verticals, Inc. (2)	17,386	394,836
Repay Holdings Corp. (2)	54,110	550,298

		945,134

Trucking - 0.99%
SAIA, Inc. (2)	820	325,401

Wholesale-Machinery, Equipment & Supplies- 0.90%
AerSale Corp. (2)	41,665	297,071

Total Common Stocks	(Cost $ 29,322,313)	31,480,119

Short-Term Investment - 3.39%

First American Government Obligation Fund - Class Z 5.236% (3)	1,118,502	1,118,502

Total Short-Term Investment	(Cost $ 1,118,502)	1,118,502

Total Investments - 98.94%	(Cost $ 30,440,815)	32,598,621

Other Assets Less Liabilities (1.06%)		350,187

Total Net Assets - 100.00%		32,948,808

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,598,621	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$32,598,621	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2024.